SUBSEQUENT EVENTS	4 Months Ended	9 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Pelican Holdco Inc [Member]
SUBSEQUENT EVENTS

NOTE 9 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheets date up to March 3, 2025. Based on this review, the Company identify the following subsequent event that would have required adjustment or disclosure in the consolidated financial statements.

In January 2026, the Company drew $30,000 and paid transaction costs for the Pelican business combination.

March G L [Member]
SUBSEQUENT EVENTS

7.	SUBSEQUENT EVENTS

The Company has evaluated subsequent events through February 27, 2026, the date on which these financial statements were available to be issued.

Subsequent to December 31, 2025, the Company completed an additional private placement of common stock, issuing 5,040 shares for gross proceeds of approximately $291,323. The proceeds from this offering will be used to fund planned exploration activities and general working capital needs.